PGIM S&P 500 Buffer 12 ETF - November
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 102.2%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $41,951)(wb)	41,951	$41,951
Options Purchased*~ 101.5%
(cost $5,860,918)		6,173,602

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.2% (cost $5,902,869)		6,215,553
Options Written*~ (2.2)%
(premiums received $200,604)		(130,450)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $5,702,265)		6,085,103
Liabilities in excess of other assets(z) (0.0)%		(992)

Net Assets 100.0%		$6,084,111

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$5.69		98		10	$6,123,225
SPDR S&P 500 ETF Trust	Put	10/31/25	$568.64		98		10	50,377
Total Options Purchased (cost $5,860,918)								$6,173,602
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$648.53		98		10	$(112,258)
SPDR S&P 500 ETF Trust	Put	10/31/25	$500.40		98		10	(18,192)
Total Options Written (premiums received $200,604)								$(130,450)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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